Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	834,332,437.89	36,866
Yield Supplement Overcollateralization Amount 02/28/25	59,908,167.76	0
Receivables Balance 02/28/25	894,240,605.65	36,866
Principal Payments	38,118,293.93	975
Defaulted Receivables	1,544,470.07	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	56,531,041.89	0
Pool Balance at 03/31/25	798,046,799.76	35,837

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.01%
Prepayment ABS Speed	1.96%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,695,174.38	355
Past Due 61-90 days	3,211,736.71	105
Past Due 91-120 days	756,433.34	26
Past Due 121+ days	0.00	0
Total	13,663,344.43	486

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	1,051,096.21
Aggregate Net Losses/(Gains) - March 2025	493,373.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.78%
Second Prior Net Losses/(Gains) Ratio	0.89%
Third Prior Net Losses/(Gains) Ratio	1.07%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	7,182,421.20
Actual Overcollateralization	7,182,421.20
Weighted Average Contract Rate	7.39%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	53.13

Flow of Funds	$ Amount
Collections	44,349,200.04
Investment Earnings on Cash Accounts	30,955.70
Servicing Fee	(745,200.50)
Transfer to Collection Account	-
Available Funds	43,634,955.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,331,914.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	10,276,646.19
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,182,421.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,093,760.79

Total Distributions of Available Funds	43,634,955.24

Servicing Fee	745,200.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	826,823,445.95
Principal Paid	35,959,067.39
Note Balance @ 04/15/25	790,864,378.56

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	118,097,290.98
Principal Paid	16,783,695.40
Note Balance @ 04/15/25	101,313,595.58
Note Factor @ 04/15/25	50.6567978%

Class A-2b
Note Balance @ 03/17/25	134,926,154.97
Principal Paid	19,175,371.99
Note Balance @ 04/15/25	115,750,782.98
Note Factor @ 04/15/25	50.6567978%

Class A-3
Note Balance @ 03/17/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	428,500,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	89,800,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	37,000,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	18,500,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,582,127.06
Total Principal Paid	35,959,067.39
Total Paid	39,541,194.45

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	539,310.96
Principal Paid	16,783,695.40
Total Paid to A-2a Holders	17,323,006.36

Class A-2b
SOFR Rate	4.34867%
Coupon	4.77867%
Interest Paid	519,396.10
Principal Paid	19,175,371.99
Total Paid to A-2b Holders	19,694,768.09

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9068628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1804491
Total Distribution Amount	32.0873119

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6965548
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.9184770
Total A-2a Distribution Amount	86.6150318

A-2b Interest Distribution Amount	2.2730683
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.9184770
Total A-2b Distribution Amount	86.1915453

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	285.79
Noteholders' Third Priority Principal Distributable Amount	514.47
Noteholders' Principal Distributable Amount	199.74

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	3,080,896.88
Investment Earnings	11,161.26
Investment Earnings Paid	(11,161.26)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88